Accrued liabilities and other payables (Tables)	12 Months Ended
Dec. 31, 2018
Accrued liabilities and other payables [Abstract]
Schedule of Accrued Liabilities and Other Payables

(In thousands)	December 31, 2017	December 31, 2018
Receipts in advance from customers	16,833	—
Payroll and welfare	15,170	18,680
Tax levies (note a)	10,234	4,573
Payables related to Kankan	4,501	3,795
Agency commissions and rebates—online advertising	2,890	2,885
Payables for advertisement on exclusive online games	1,826	2,811
Legal and litigation related expenses (note 25)	1,755	3,846
Professional fees	1,045	1,742
Payables for technological services	944	630
Payables for purchase of equipment	461	342
Staff reimbursements	355	131
Payables for construction in progress	345	11
Customer’s deposit	306	284
Payables for fulfillment of services	298	—
Payables for gaming distribution	199	283
Payables for proceeds from selling exercised stock options and restricted shares	74	170
Others	2,635	3,882
Total	59,871	44,065

Note a:	The value added tax payable decreased as the sales of Onething Cloud devices declined significantly in the last quarter of 2018.